Offerings	Nov. 21, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Share, par value $0.001 per share
Fee Rate	0.01381%
Offering Note	The amount to be registered consists of a currently indeterminate amount of (i) ordinary shares, (ii) preferred shares, (iii) debt securities, (iv) warrants to purchase ordinary shares, preferred shares or debt securities, (v) subscription rights to purchase ordinary shares, preferred shares or debt securities, and/or (vi) units consisting of some or all of these securities, estimated solely for purposes of computing the registration fee. There are also being registered hereunder an indeterminate number of ordinary shares and preferred shares as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

The proposed maximum aggregate offering price per class of security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form F-3 under the Securities Act of 1933, as amended (the “Securities Act”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate initial offering price of securities sold by the registrant (including newly listed securities and carry-forward securities) pursuant to this registration statement will not exceed $200,000,000.

Including such currently indeterminate amount of ordinary shares as may be issued from time to time at currently indeterminate prices or upon conversion or exchange of debt securities or preferred shares registered hereby, or upon exercise of warrants or subscription rights registered hereby, as the case may be.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Share, par value $0.001 per share
Fee Rate	0.01381%
Offering Note	The amount to be registered consists of a currently indeterminate amount of (i) ordinary shares, (ii) preferred shares, (iii) debt securities, (iv) warrants to purchase ordinary shares, preferred shares or debt securities, (v) subscription rights to purchase ordinary shares, preferred shares or debt securities, and/or (vi) units consisting of some or all of these securities, estimated solely for purposes of computing the registration fee. There are also being registered hereunder an indeterminate number of ordinary shares and preferred shares as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

The proposed maximum aggregate offering price per class of security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form F-3 under the Securities Act of 1933, as amended (the “Securities Act”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate initial offering price of securities sold by the registrant (including newly listed securities and carry-forward securities) pursuant to this registration statement will not exceed $200,000,000.

Including such currently indeterminate amount of preferred share as may be issued from time to time at currently indeterminate prices or upon exercise of warrants or subscription rights registered hereby, as the case may be.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	The amount to be registered consists of a currently indeterminate amount of (i) ordinary shares, (ii) preferred shares, (iii) debt securities, (iv) warrants to purchase ordinary shares, preferred shares or debt securities, (v) subscription rights to purchase ordinary shares, preferred shares or debt securities, and/or (vi) units consisting of some or all of these securities, estimated solely for purposes of computing the registration fee. There are also being registered hereunder an indeterminate number of ordinary shares and preferred shares as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

The proposed maximum aggregate offering price per class of security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form F-3 under the Securities Act of 1933, as amended (the “Securities Act”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate initial offering price of securities sold by the registrant (including newly listed securities and carry-forward securities) pursuant to this registration statement will not exceed $200,000,000.

Including such currently indeterminate principal amount of debt securities as may be issued from time to time at currently indeterminate prices or upon exercise of warrants or subscription rights registered hereby, as the case may be.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	The amount to be registered consists of a currently indeterminate amount of (i) ordinary shares, (ii) preferred shares, (iii) debt securities, (iv) warrants to purchase ordinary shares, preferred shares or debt securities, (v) subscription rights to purchase ordinary shares, preferred shares or debt securities, and/or (vi) units consisting of some or all of these securities, estimated solely for purposes of computing the registration fee. There are also being registered hereunder an indeterminate number of ordinary shares and preferred shares as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

The proposed maximum aggregate offering price per class of security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form F-3 under the Securities Act of 1933, as amended (the “Securities Act”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate initial offering price of securities sold by the registrant (including newly listed securities and carry-forward securities) pursuant to this registration statement will not exceed $200,000,000.

Including such currently indeterminate number of warrants as may be issued from time to time at currently indeterminate prices.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	The amount to be registered consists of a currently indeterminate amount of (i) ordinary shares, (ii) preferred shares, (iii) debt securities, (iv) warrants to purchase ordinary shares, preferred shares or debt securities, (v) subscription rights to purchase ordinary shares, preferred shares or debt securities, and/or (vi) units consisting of some or all of these securities, estimated solely for purposes of computing the registration fee. There are also being registered hereunder an indeterminate number of ordinary shares and preferred shares as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

The proposed maximum aggregate offering price per class of security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form F-3 under the Securities Act of 1933, as amended (the “Securities Act”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate initial offering price of securities sold by the registrant (including newly listed securities and carry-forward securities) pursuant to this registration statement will not exceed $200,000,000.

Including such currently indeterminate number of subscription rights as may be issued from time to time at currently indeterminate prices.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	The amount to be registered consists of a currently indeterminate amount of (i) ordinary shares, (ii) preferred shares, (iii) debt securities, (iv) warrants to purchase ordinary shares, preferred shares or debt securities, (v) subscription rights to purchase ordinary shares, preferred shares or debt securities, and/or (vi) units consisting of some or all of these securities, estimated solely for purposes of computing the registration fee. There are also being registered hereunder an indeterminate number of ordinary shares and preferred shares as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

The proposed maximum aggregate offering price per class of security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form F-3 under the Securities Act of 1933, as amended (the “Securities Act”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate initial offering price of securities sold by the registrant (including newly listed securities and carry-forward securities) pursuant to this registration statement will not exceed $200,000,000.

Including such currently indeterminate number of units as may be issued from time to time at currently indeterminate prices. Each unit will represent an interest in two or more securities registered hereby, which may or may not be separable from one another.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 15,401,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,127.00
Offering Note	The amount to be registered consists of a currently indeterminate amount of (i) ordinary shares, (ii) preferred shares, (iii) debt securities, (iv) warrants to purchase ordinary shares, preferred shares or debt securities, (v) subscription rights to purchase ordinary shares, preferred shares or debt securities, and/or (vi) units consisting of some or all of these securities, estimated solely for purposes of computing the registration fee. There are also being registered hereunder an indeterminate number of ordinary shares and preferred shares as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

The proposed maximum aggregate offering price per class of security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form F-3 under the Securities Act of 1933, as amended (the “Securities Act”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate initial offering price of securities sold by the registrant (including newly listed securities and carry-forward securities) pursuant to this registration statement will not exceed $200,000,000.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary Share, par value $0.001 per share
Carry Forward Form Type	F-3
Carry Forward File Number	333-259692
Carry Forward Initial Effective Date	Dec. 19, 2022
Offering Note	The amount to be registered consists of a currently indeterminate amount of (i) ordinary shares, (ii) preferred shares, (iii) debt securities, (iv) warrants to purchase ordinary shares, preferred shares or debt securities, (v) subscription rights to purchase ordinary shares, preferred shares or debt securities, and/or (vi) units consisting of some or all of these securities, estimated solely for purposes of computing the registration fee. There are also being registered hereunder an indeterminate number of ordinary shares and preferred shares as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

The proposed maximum aggregate offering price per class of security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form F-3 under the Securities Act of 1933, as amended (the “Securities Act”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate initial offering price of securities sold by the registrant (including newly listed securities and carry-forward securities) pursuant to this registration statement will not exceed $200,000,000.

Including such currently indeterminate amount of ordinary shares as may be issued from time to time at currently indeterminate prices or upon conversion or exchange of debt securities or preferred shares registered hereby, or upon exercise of warrants or subscription rights registered hereby, as the case may be.

The registrant previously registered $200,000,000 in aggregate offering price of securities pursuant to the registration statement on Form F-3 (File No. 333-259692) which was initially filed with SEC on September 21, 2021 and declared effective by the SEC on December 19, 2022 (the “Prior Registration Statement”), $184,598,200 of which remains unsold as of the date of filing of this registration statement (the “Unsold Securities”). The registrant expects to carry forward to this registration statement the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. The registrant previously paid a registration fee of $21,820.00 in connection with the filing of the Prior Registration Statement of which $20,139.67 relates to the Unsold Securities. The $20,139.67 previously paid filing fee relating to such Unsold Securities under the Prior Registration Statement will continue to be applied to such Unsold Securities registered on this registration statement. For reasons stated above, the net registration fee paid in connection with the Unsold Securities is $0.

To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Share, par value $0.001 per share
Carry Forward Form Type	F-3
Carry Forward File Number	333-259692
Carry Forward Initial Effective Date	Dec. 19, 2022
Offering Note	The amount to be registered consists of a currently indeterminate amount of (i) ordinary shares, (ii) preferred shares, (iii) debt securities, (iv) warrants to purchase ordinary shares, preferred shares or debt securities, (v) subscription rights to purchase ordinary shares, preferred shares or debt securities, and/or (vi) units consisting of some or all of these securities, estimated solely for purposes of computing the registration fee. There are also being registered hereunder an indeterminate number of ordinary shares and preferred shares as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

The proposed maximum aggregate offering price per class of security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form F-3 under the Securities Act of 1933, as amended (the “Securities Act”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate initial offering price of securities sold by the registrant (including newly listed securities and carry-forward securities) pursuant to this registration statement will not exceed $200,000,000.

Including such currently indeterminate amount of preferred share as may be issued from time to time at currently indeterminate prices or upon exercise of warrants or subscription rights registered hereby, as the case may be.

The registrant previously registered $200,000,000 in aggregate offering price of securities pursuant to the registration statement on Form F-3 (File No. 333-259692) which was initially filed with SEC on September 21, 2021 and declared effective by the SEC on December 19, 2022 (the “Prior Registration Statement”), $184,598,200 of which remains unsold as of the date of filing of this registration statement (the “Unsold Securities”). The registrant expects to carry forward to this registration statement the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. The registrant previously paid a registration fee of $21,820.00 in connection with the filing of the Prior Registration Statement of which $20,139.67 relates to the Unsold Securities. The $20,139.67 previously paid filing fee relating to such Unsold Securities under the Prior Registration Statement will continue to be applied to such Unsold Securities registered on this registration statement. For reasons stated above, the net registration fee paid in connection with the Unsold Securities is $0.

To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-259692
Carry Forward Initial Effective Date	Dec. 19, 2022
Offering Note	The amount to be registered consists of a currently indeterminate amount of (i) ordinary shares, (ii) preferred shares, (iii) debt securities, (iv) warrants to purchase ordinary shares, preferred shares or debt securities, (v) subscription rights to purchase ordinary shares, preferred shares or debt securities, and/or (vi) units consisting of some or all of these securities, estimated solely for purposes of computing the registration fee. There are also being registered hereunder an indeterminate number of ordinary shares and preferred shares as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

The proposed maximum aggregate offering price per class of security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form F-3 under the Securities Act of 1933, as amended (the “Securities Act”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate initial offering price of securities sold by the registrant (including newly listed securities and carry-forward securities) pursuant to this registration statement will not exceed $200,000,000.

Including such currently indeterminate principal amount of debt securities as may be issued from time to time at currently indeterminate prices or upon exercise of warrants or subscription rights registered hereby, as the case may be.

The registrant previously registered $200,000,000 in aggregate offering price of securities pursuant to the registration statement on Form F-3 (File No. 333-259692) which was initially filed with SEC on September 21, 2021 and declared effective by the SEC on December 19, 2022 (the “Prior Registration Statement”), $184,598,200 of which remains unsold as of the date of filing of this registration statement (the “Unsold Securities”). The registrant expects to carry forward to this registration statement the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. The registrant previously paid a registration fee of $21,820.00 in connection with the filing of the Prior Registration Statement of which $20,139.67 relates to the Unsold Securities. The $20,139.67 previously paid filing fee relating to such Unsold Securities under the Prior Registration Statement will continue to be applied to such Unsold Securities registered on this registration statement. For reasons stated above, the net registration fee paid in connection with the Unsold Securities is $0.

To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	F-3
Carry Forward File Number	333-259692
Carry Forward Initial Effective Date	Dec. 19, 2022
Offering Note	The amount to be registered consists of a currently indeterminate amount of (i) ordinary shares, (ii) preferred shares, (iii) debt securities, (iv) warrants to purchase ordinary shares, preferred shares or debt securities, (v) subscription rights to purchase ordinary shares, preferred shares or debt securities, and/or (vi) units consisting of some or all of these securities, estimated solely for purposes of computing the registration fee. There are also being registered hereunder an indeterminate number of ordinary shares and preferred shares as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

The proposed maximum aggregate offering price per class of security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form F-3 under the Securities Act of 1933, as amended (the “Securities Act”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate initial offering price of securities sold by the registrant (including newly listed securities and carry-forward securities) pursuant to this registration statement will not exceed $200,000,000.

Including such currently indeterminate number of warrants as may be issued from time to time at currently indeterminate prices.

The registrant previously registered $200,000,000 in aggregate offering price of securities pursuant to the registration statement on Form F-3 (File No. 333-259692) which was initially filed with SEC on September 21, 2021 and declared effective by the SEC on December 19, 2022 (the “Prior Registration Statement”), $184,598,200 of which remains unsold as of the date of filing of this registration statement (the “Unsold Securities”). The registrant expects to carry forward to this registration statement the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. The registrant previously paid a registration fee of $21,820.00 in connection with the filing of the Prior Registration Statement of which $20,139.67 relates to the Unsold Securities. The $20,139.67 previously paid filing fee relating to such Unsold Securities under the Prior Registration Statement will continue to be applied to such Unsold Securities registered on this registration statement. For reasons stated above, the net registration fee paid in connection with the Unsold Securities is $0.

To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	F-3
Carry Forward File Number	333-259692
Carry Forward Initial Effective Date	Dec. 19, 2022
Offering Note	The amount to be registered consists of a currently indeterminate amount of (i) ordinary shares, (ii) preferred shares, (iii) debt securities, (iv) warrants to purchase ordinary shares, preferred shares or debt securities, (v) subscription rights to purchase ordinary shares, preferred shares or debt securities, and/or (vi) units consisting of some or all of these securities, estimated solely for purposes of computing the registration fee. There are also being registered hereunder an indeterminate number of ordinary shares and preferred shares as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

The proposed maximum aggregate offering price per class of security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form F-3 under the Securities Act of 1933, as amended (the “Securities Act”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate initial offering price of securities sold by the registrant (including newly listed securities and carry-forward securities) pursuant to this registration statement will not exceed $200,000,000.

Including such currently indeterminate number of subscription rights as may be issued from time to time at currently indeterminate prices.

The registrant previously registered $200,000,000 in aggregate offering price of securities pursuant to the registration statement on Form F-3 (File No. 333-259692) which was initially filed with SEC on September 21, 2021 and declared effective by the SEC on December 19, 2022 (the “Prior Registration Statement”), $184,598,200 of which remains unsold as of the date of filing of this registration statement (the “Unsold Securities”). The registrant expects to carry forward to this registration statement the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. The registrant previously paid a registration fee of $21,820.00 in connection with the filing of the Prior Registration Statement of which $20,139.67 relates to the Unsold Securities. The $20,139.67 previously paid filing fee relating to such Unsold Securities under the Prior Registration Statement will continue to be applied to such Unsold Securities registered on this registration statement. For reasons stated above, the net registration fee paid in connection with the Unsold Securities is $0.

To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	F-3
Carry Forward File Number	333-259692
Carry Forward Initial Effective Date	Dec. 19, 2022
Offering Note	The amount to be registered consists of a currently indeterminate amount of (i) ordinary shares, (ii) preferred shares, (iii) debt securities, (iv) warrants to purchase ordinary shares, preferred shares or debt securities, (v) subscription rights to purchase ordinary shares, preferred shares or debt securities, and/or (vi) units consisting of some or all of these securities, estimated solely for purposes of computing the registration fee. There are also being registered hereunder an indeterminate number of ordinary shares and preferred shares as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

The proposed maximum aggregate offering price per class of security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form F-3 under the Securities Act of 1933, as amended (the “Securities Act”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate initial offering price of securities sold by the registrant (including newly listed securities and carry-forward securities) pursuant to this registration statement will not exceed $200,000,000.

Including such currently indeterminate number of units as may be issued from time to time at currently indeterminate prices. Each unit will represent an interest in two or more securities registered hereby, which may or may not be separable from one another.

The registrant previously registered $200,000,000 in aggregate offering price of securities pursuant to the registration statement on Form F-3 (File No. 333-259692) which was initially filed with SEC on September 21, 2021 and declared effective by the SEC on December 19, 2022 (the “Prior Registration Statement”), $184,598,200 of which remains unsold as of the date of filing of this registration statement (the “Unsold Securities”). The registrant expects to carry forward to this registration statement the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. The registrant previously paid a registration fee of $21,820.00 in connection with the filing of the Prior Registration Statement of which $20,139.67 relates to the Unsold Securities. The $20,139.67 previously paid filing fee relating to such Unsold Securities under the Prior Registration Statement will continue to be applied to such Unsold Securities registered on this registration statement. For reasons stated above, the net registration fee paid in connection with the Unsold Securities is $0.

To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 184,598,200.00
Fee Rate	0.01091%
Carry Forward Form Type	F-3
Carry Forward File Number	333-259692
Carry Forward Initial Effective Date	Dec. 19, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 20,139.67
Offering Note	The amount to be registered consists of a currently indeterminate amount of (i) ordinary shares, (ii) preferred shares, (iii) debt securities, (iv) warrants to purchase ordinary shares, preferred shares or debt securities, (v) subscription rights to purchase ordinary shares, preferred shares or debt securities, and/or (vi) units consisting of some or all of these securities, estimated solely for purposes of computing the registration fee. There are also being registered hereunder an indeterminate number of ordinary shares and preferred shares as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

The proposed maximum aggregate offering price per class of security will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form F-3 under the Securities Act of 1933, as amended (the “Securities Act”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate initial offering price of securities sold by the registrant (including newly listed securities and carry-forward securities) pursuant to this registration statement will not exceed $200,000,000.

The registrant previously registered $200,000,000 in aggregate offering price of securities pursuant to the registration statement on Form F-3 (File No. 333-259692) which was initially filed with SEC on September 21, 2021 and declared effective by the SEC on December 19, 2022 (the “Prior Registration Statement”), $184,598,200 of which remains unsold as of the date of filing of this registration statement (the “Unsold Securities”). The registrant expects to carry forward to this registration statement the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. The registrant previously paid a registration fee of $21,820.00 in connection with the filing of the Prior Registration Statement of which $20,139.67 relates to the Unsold Securities. The $20,139.67 previously paid filing fee relating to such Unsold Securities under the Prior Registration Statement will continue to be applied to such Unsold Securities registered on this registration statement. For reasons stated above, the net registration fee paid in connection with the Unsold Securities is $0.

To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.